DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

In September 2024, the Company entered into an agreement with flyExclusive to transition our aircraft ownership program fleet operations to flyExclusive. We have continued to take delivery of new aircraft, while also generating revenue from our proprietary software, including the Vaunt platform, Volato’s empty leg consumer app. In March 2025, the Company sold GC Aviation, Inc., which holds the FAA Part 135 certificate, therefore items related to managed aircraft are included in discontinued operations.

Major classes of line items constituting net income (loss) from discontinued operations are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue - Aircraft usage	$6	$8,731	$87	$32,476
Revenue - Managed aircraft	—	1,803	—	6,171
Costs of Revenue - Aircraft usage	—	11,177	65	43,091
Cost of Revenue - Managed aircraft	—	1,698	—	5,655
Selling, general and administrative	37	5,185	343	18,543
Other income from discontinued operations	4,840	4,147	5,845	4,147
Income (loss) from discontinued operations before provision for taxes	4,809	(3,379)	5,524	$(24,495)
Benefit for taxes from discontinued operations	(5)	—	(304)	—
Net income (loss) from discontinued operations, net	$4,814	$(3,379)	$5,828	$(24,495)

Carrying amounts and major classes of assets included as part of discontinued operations are as follows:

	September 30, 2025	December 31, 2024
Accounts receivable, net	$100	$1,027
Prepaid and other assets	649	1,254
Property and equipment, net	—	3
Intangibles, net	—	1,200
Goodwill	—	635
Total assets associated with discontinued operations	$749	$4,119

Carrying amounts and major classes of liabilities included as part of discontinued operations are as follows:

	September 30, 2025	December 31, 2024
Accounts payable and accrued liabilities	$1,104	$6,344
Credit facility and other loans	298	918
Customer deposits and deferred revenue	308	5,156
Deferred income tax liability	—	305
Total liabilities associated with discontinued operations	$1,710	$12,723

NOTE 5 – DISCONTINUED OPERATIONS

In September 2024, the Company entered into an agreement with flyExclusive to transition our aircraft ownership program fleet operations to flyExclusive. This move is expected to provide Volato with the opportunity to focus on what it believes to be its high-growth areas, including aircraft sales and proprietary software. We will continue to take delivery of new aircraft, while also generating revenue from our proprietary software, including the Vaunt platform, Volato’s successful empty leg consumer app.

Major classes of line items constituting loss from discontinued operations is as follows:

	Year Ended December 31,
	2024	2023
Revenue - Aircraft usage	$32,546	$37,765
Costs of Revenue - Aircraft usage	43,488	51,245
Selling, general and administrative	17,679	19,592
Gain (loss) from sale of equity method investment	—	886
Other Income from discontinued operations	9,902	—
Loss from discontinued operations	$(18,719)	$(32,186)

As part of the agreement with flyExclusive they assumed liabilities for insider cards generating a gain of $10.0 million for the Company that is included in discontinued operations.

Carrying amounts and major classes of assets included as part of discontinued operations is as follows:

	December 31, 2024	December 31, 2023
Accounts receivable	$1,027	$2,548
Prepaid and other assets	1,215	2,024
Operating lease, right-of-use assets	—	1,278
Equity-method investment	—	154
Deposits	—	441
Total assets associated with discontinued operations	$2,242	$6,445

Carrying amounts and major classes of liabilities included as part of discontinued operations is a follows:

	December 31, 2024	December 31, 2023
Accounts payable and accrued liabilities	$6,086	$4,333
Operating lease liability	—	1,291
Credit facility and other loans	918	509
Customer deposits and deferred revenue	5,004	10,026
Total liabilities associated with discontinued operations	$12,008	$16,159